THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / MAY 31, 2021 (SHOWING PERCENTAGE OF NET ASSETS) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 93.6%
CONSUMER DISCRETIONARY — 5.7%
Household Durables — 0.7%
Nien Made Enterprise Co., Ltd.	133,000	$1,953,732
Leisure Products — 1.3%
Giant Manufacturing Co., Ltd.	230,000	2,744,363
Merida Industry Co., Ltd.	93,000	1,081,181
		3,825,544
Textiles, Apparel & Luxury Goods — 3.7%
Eclat Textile Co., Ltd.	282,000	6,556,839
Fulgent Sun International Holding Co., Ltd. (a)	853,877	3,755,267
		10,312,106
TOTAL CONSUMER DISCRETIONARY		16,091,382
ENERGY — 2.0%
Oil, Gas & Consumable Fuels — 2.0%
Formosa Petrochemical Corp.	1,546,000	5,573,079
TOTAL ENERGY		5,573,079
FINANCIALS — 0.9%
Insurance — 0.9%
Fubon Financial Holding Co., Ltd.	952,000	2,481,195
TOTAL FINANCIALS		2,481,195
HEALTHCARE — 4.6%
Health Care Equipment & Supplies — 3.2%
Pegavision Corp. (a)	492,000	9,133,938
Health Care Providers & Services — 1.4%
Universal Vision Biotechnology Co., Ltd.	354,000	3,879,382
TOTAL HEALTHCARE		13,013,320
INDUSTRIALS — 20.7%
Building Products — 1.6%
Taiwan Glass Industrial Corp. *	3,746,000	4,442,725
Electrical Equipment — 0.9%
Advanced Energy Solution Holding Co., Ltd. *	86,000	2,486,329
Machinery — 2.1%
Airtac International Group	166,000	5,972,062
Marine — 16.1%
Evergreen Marine Corp. Taiwan Ltd. *	5,993,000	21,301,339
U-Ming Marine Transport Corp.	2,953,000	6,365,761
Wisdom Marine Lines Co., Ltd.	3,916,000	9,514,551
Yang Ming Marine Transport Corp. *	2,184,000	8,069,790
		45,251,441
TOTAL INDUSTRIALS		58,152,557

THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / MAY 31, 2021 (SHOWING PERCENTAGE OF NET ASSETS) (continued) (unaudited)

	SHARES	US $ VALUE
INFORMATION TECHNOLOGY — 50.9%
Communications Equipment — 2.9%
Accton Technology Corp.	729,000	$8,080,875
Electronic Equipment, Instruments & Components — 12.2%
Co-Tech Development Corp.	1,544,000	4,430,432
Gold Circuit Electronics Ltd. *	1,613,000	3,209,661
Innolux Corp. (a)	11,666,000	10,240,158
Lotes Co., Ltd.	63,000	1,346,731
Nan Ya Printed Circuit Board Corp.	750,000	8,935,492
Sensortek Technology Corp. (a)	213,000	4,852,688
Unimicron Technology Corp.	321,000	1,301,797
		34,316,959
Semiconductors & Semiconductor Equipment — 35.8%
Alchip Technologies Ltd.	23,000	483,373
ASMedia Technology, Inc.	49,000	2,667,219
eMemory Technology, Inc.	107,000	3,633,460
Globalwafers Co., Ltd.	222,000	6,714,299
Kinsus Interconnect Technology Corp.	1,198,000	4,728,862
Macronix International Co., Ltd. (a)	1,571,000	2,389,870
MediaTek, Inc.	107,000	3,837,891
Novatek Microelectronics Corp.	215,000	4,138,714
Parade Technologies Ltd.	34,000	1,875,237
Silergy Corp.	81,000	10,745,300
Taiwan Semiconductor Manufacturing Co., Ltd.	2,283,000	49,132,171
United Microelectronics Corp.	4,025,000	7,690,020
Winbond Electronics Corp.	2,134,000	2,627,065
		100,663,481
TOTAL INFORMATION TECHNOLOGY		143,061,315
MATERIALS — 8.8%
Chemicals — 4.7%
Formosa Chemicals & Fibre Corp.	719,000	2,218,648
Formosa Plastics Corp.	1,661,000	6,197,202
Nan Ya Plastics Corp.	1,590,000	4,837,548
		13,253,398
Construction Materials — 0.9%
Taiwan Cement Corp.	1,391,000	2,587,394
Metals & Mining — 3.2%
China Steel Corp.	3,666,000	4,883,066
Chung Hung Steel Corp. *	2,070,000	3,910,096
		8,793,162
TOTAL MATERIALS		24,633,954
TOTAL COMMON STOCKS (Cost — $166,299,884)		263,006,802

THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / MAY 31, 2021 (SHOWING PERCENTAGE OF NET ASSETS) (continued) (unaudited)

US $ VALUE
TOTAL INVESTMENTS — 93.6% (Cost — $166,299,884)	$263,006,802
OTHER ASSETS AND LIABILITIES, NET—6.4%	18,002,278
NET ASSETS—100.0%	$281,009,080

Legend:

US $ – United States dollar

*	Non-income producing
(a)	All or a portion of the security is on loan. The market value of the securities on loan on May 31, 2021 is $8,079,479, collateralized by U.S. Government securities in the amount of $8,595,450.

3